GENERAL (Details Textual) $ in Thousands	May. 06, 2015 USD ($)
Continued Employment [Member]
Business Acquisition [Line Items]
Business Combination Contingent Payment	$ 2,900
Ibexi Solution Private Limited Ibexi [Member]
Business Acquisition [Line Items]
Business Combination Contingent Payment	949
Business Combination, Consideration Transferred, Total	$ 4,764